Balances and Transactions with Related Parties and Affiliated Companies	6 Months Ended
Jun. 30, 2020
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Balances and Transactions with Related Parties and Affiliated Companies
Note 11. Balances and transactions with related parties and affiliated companies
For the
six-month
period endend June 30, 2020, the company had significant operations with related parties of FEMSA for an amount of approximately of Ps. 3,436, mainly for purchase of coolers and other logistic and administrative expenses; The Coca-Cola Company for an amount of approximately of Ps. 15,097 mainly or the purchase of concentrate; and with Heineken for an amount of approximately Ps. 7,282, mailny for purchases of beer from Heineken Group.
For the
six-month
period ended June 30, 2019, the company had significant operations with related parties by FEMSA for an amount of approximately of Ps. 3,638, mainly for purchase of coolers and other logistic and administrative expenses; The Coca-Cola Company for an amount of approximately of Ps. 16,213 for the purchase of concentrate; and with Heineken for an amount of approximately of Ps. 8,393 for purchases of beer from Heineken Group, mainly.